STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Share premium [Member]	Capital reserves [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Total
BALANCE at Dec. 31, 2016	$ 1,513	$ 199,567	$ 10,569	$ (1,416)	$ (175,206)	$ 35,027
CHANGES IN
Issuance of share capital, net	1,322	39,376				40,698
Employee stock options exercised	1	328	(329)
Employee stock options forfeited and expired		1,411	(1,411)
Share-based compensation			1,508			1,508
Comprehensive loss for the year					(24,352)	(24,352)
BALANCE at Dec. 31, 2017	2,836	240,682	10,337	(1,416)	(199,558)	52,881
CHANGES IN
Issuance of share capital, net	263	8,567				8,830
Employee stock options exercised	11	415	(380)			46
Employee stock options forfeited and expired		528	(528)
Share-based compensation			2,526			2,526
Comprehensive loss for the year					(22,962)	(22,962)
BALANCE at Dec. 31, 2018	3,110	250,192	11,955	(1,416)	(222,520)	41,321
CHANGES IN
Issuance of share capital, net	1,580	14,165				15,745
Employee stock options exercised	2	83	(84)			1
Employee stock options forfeited and expired		1,498	(1,498)
Share-based compensation			1,759			1,759
Comprehensive loss for the year					(25,446)	(25,446)
BALANCE at Dec. 31, 2019	$ 4,692	$ 265,938	$ 12,132	$ (1,416)	$ (247,966)	$ 33,380